Supplemental cash flow information (Tables)	12 Months Ended
Dec. 31, 2023
Supplemental Cash Flow Information
Schedule of supplemental information

Investing and financing activities	December 31, 2023	December 31, 2022	December 31, 2021

Exploration and evaluation assets expenditures included in trade and other payables	-	$90,850	$89,203
Right-of-use assets	-	-	(508,799)
Warrant liability	-	-	2,371,174
Fair value of finders’ warrants	-	-	130,731
Lease liabilities	-	-	508,799
Fair value of cash stock options transferred to share capital on exercise of options	-	-	177,250

Schedule of supplemental information of cash and cash equivalents

	December 31, 2023	December 31, 2022

Cash	$1,658,863	$1,542,956
Term Deposits	2,587,120	5,115,120
	$4,245,983	$6,658,076